Leases - Schedule of Finance Lease (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Finance lease
Computer equipment	¥ 118,997	$ 17,253	¥ 118,997
Accumulated depreciation	(46,127)	(6,688)	(23,215)
Computer equipment, net	72,870	10,565	95,782
Finance lease liabilities, current portion	¥ 30,862	$ 4,475	¥ 42,853
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities	Other liabilities
Finance lease liabilities	¥ 16,507	$ 2,393	¥ 43,058
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other non-current liabilities	Other non-current liabilities	Other non-current liabilities
Total finance lease liabilities	¥ 47,369	$ 6,868	¥ 85,911